FAIR VALUE MEASUREMENTS	6 Months Ended
Jun. 30, 2025
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
The following table presents information about the Company’s assets and liabilities fair value at June 30, 2025 and December 31, 2024 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	June 30, 2025
	Level 1	Level 2	Level 3
	(Unaudited)
Assets:
Money market fund	$9,131	$—	$—
Total	$9,131	$—	$—

Amounts included in:
Cash and cash equivalents	$9,131	$—	$—
Total	$9,131	$—	$—
NOTE 11. FAIR VALUE MEASUREMENTS (cont.)

	June 30, 2025
	Level 1	Level 2	Level 3
	(Unaudited)
Liabilities:
Derivative liabilities at fair value	$—	$—	$1,088
Warrants liability	—	2,166	445
Total	$—	$2,166	$1,533

	December 31, 2024
	Level 1	Level 2	Level 3
Assets:
Money market fund	$28,843	$—	$—
Total	$28,843	$—	$—

Amounts included in:
Cash and cash equivalents	$28,843	$—	$—
Total	$28,843	$—	$—

	December 31, 2024
	Level 1	Level 2	Level 3
Liabilities:
Derivative liabilities at fair value	$—	$—	$12,875
Warrants liability	—	32,140	9,010
Total	$—	$32,140	$21,885
The following table provides the change in the fair value of Level 3 liabilities:

Total Level 3 Financial Liabilities
Balance as of December 31, 2024	$21,885
Change in fair value of derivative liability at fair value	(11,787)
Change in fair value of warrants liability	(8,565)
Balance as of June 30, 2025	$1,533

There were no transfers from or into Level 3 during the six months ended June 30, 2025 and June 30, 2024.
NOTE 11. FAIR VALUE MEASUREMENTS (cont.)
The following table provides the inputs used for Level 3 fair value measurements of warrants liability:

	June 30, 2025			December 31, 2024
	(Unaudited)
Stock price	$0.60			$8.83
Strike price	$4.42	-	$5.74	$4.42	-	$5.74
Term (in years)	3.4	-	3.45	1.5	-	2.5
Volatility	120.38%	-	120.84%	97.80%	-	116.20%
Risk-free rate	3.80%	-	3.81%	4.19%	-	4.30%
Dividend yield	0.0%			0.0%

The following table provides the inputs used for Level 3 fair value measurements of derivative liability:

	June 30, 2025			December 31, 2024
	(Unaudited)
Stock price	$0.60			$8.83
Term (in years)	3.4	-	3.45	1.5	-	2.5
Volatility	120.38%	-	120.84%	95.00%	-	96.54%
Risk-free rate	3.80%	-	3.81%	4.48%	-	4.49%
Cost of Debt (Rd)	16.42%	-	16.43%	7.64%	-	7.64%
Dividend yield	0.0%			0.0%

In addition to assets and liabilities that are recorded at fair value on a recurring basis, impairment indicators may subject long-lived assets to nonrecurring fair value measurements. The Company reviews the carrying amounts of such assets when events indicate that their carrying amounts may not be recoverable. Any resulting impairment is allocated to the long-lived assets of the group on a pro rata basis using the relative carrying amounts of those assets, except that the loss allocated to an individual long-lived asset of the group shall not reduce the carrying amount of that asset below its fair value whenever that fair value is determinable without undue cost and effort. In determining fair value, management utilized the market approach with Level 3 inputs (see Note 5).